BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Basis Of Presentation [Abstract]
Schedule of consolidated subsidiaries

Business Name	Entity Type	State of Operation
Acreage Holdings America, Inc. (“USCo”)	Holding company	n/a
Acreage Holdings WC, Inc. (“USCo2”) (1)	Holding company	n/a
High Street Capital Partners, LLC (“HSCP”) (1):	Holding company	NY
New England:
D&B Wellness, LLC (“D&B”)	Dispensary	CT
Prime Wellness of Connecticut (“PWCT”)	Dispensary	CT
Prime Wellness Center, Inc. (“PWC”)	Dispensary/Cultivation	MA
MA RMD SVCS, LLC (“MA RMDS”)	Management company	MA
South Shore BioPharma, LLC (“SSBP”)	Management company	MA
The Wellness & Pain Management Connection LLC (“WPMC”) (2)	Management company	ME
Prime Alternative Treatment Center Consulting, LLC (“PATCC”)	Management company	NH
West:
Cannabliss:
22nd & Burn, Inc.	Dispensary	OR
East 11th, Inc.	Dispensary	OR
The Firestation 23, Inc.	Dispensary	OR
HSCP Oregon, LLC (“HSCP Oregon”)	Dispensary/Cultivation	OR
HSRC NorCal, LLC (“NorCal”)	Management company	CA
Mid-Atlantic:
NYCANNA, LLC (“NYCANNA”)	Dispensary/Cultivation	NY
Maryland Medicinal Research & Caring, LLC (“MMRC”)	Dispensary	MD
Prime Wellness of Pennsylvania, LLC (“PWPA”)	Cultivation	PA
Midwest:
HSC Solutions, LLC (“HSC”)	Investment company	NY
NCC Real Estate, LLC (“NCCRE”)	Real estate	IL
In Grown Farms 2, LLC (“IGF”)	Cultivation	IL
South:
Florida Wellness, LLC (“FLW”) (3)	Investment company	FL

(1) See Note 11 for further information.

(2) 97% owned by the Company.

(3) During the year ended December 31, 2018, the Company disposed of its investment in FLW.